Benefit Plans, Other Comprehensive Income Disclosures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in component of other comprehensive income related to the retirement plan and the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	$ (10,559)	$ 1,244	$ 4,753
Amortization of net actuarial gain (loss)	(467)	(306)	(85)
Amortization of prior service credit	262	262	262
Total	(10,764)	1,200
Retirement Plan [Member]
Components of the net periodic income and other amounts recognized in other comprehensive income [Abstract]
Service Cost	69	55	45
Interest cost	1,273	1,426	1,515
Expected return on plan assets	(2,190)	(1,912)	(1,985)
Amortization of net actuarial gain	516	335	156
Net periodic pension income	(332)	(96)	(269)
Net (gain) loss	(8,156)	1,834	3,689
Amortization of net actuarial gain	(516)	(335)	(156)
Total amount recognized in other comprehensive income	(8,672)	1,499	3,533
Total amount recognized in net periodic income and other comprehensive income	(9,004)	1,401	3,264
Change in component of other comprehensive income related to the retirement plan and the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(8,156)	1,834
Amortization of net actuarial gain (loss)	(516)	(335)
Amortization of prior service credit	0	0
Total	(8,672)	1,499
Post-Retirement Benefits Plan [Member]
Components of the net periodic income and other amounts recognized in other comprehensive income [Abstract]
Service Cost	50	33	26
Interest cost	101	97	98
Expected return on plan assets	(495)	(451)	(447)
Amortization of net actuarial gain	(49)	(29)	(71)
Amortization of prior service credit	(262)	(262)	(262)
Net periodic pension income	(655)	(612)	(656)
Net (gain) loss	(2,868)	(590)	531
Prior service cost	465	0	533
Amortization of prior service credit	262	262	262
Amortization of net actuarial gain	49	29	71
Total amount recognized in other comprehensive income	(2,092)	(299)	1,397
Total amount recognized in net periodic income and other comprehensive income	(2,747)	(911)	741
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on in assumed health care cost	500
Effect of one percentage point decrease on in assumed health care cost	389
Effect of one percentage point increase on in interest and service components	32
Effect of one percentage point decrease on in interest and service components	24
Change in component of other comprehensive income related to the retirement plan and the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(2,403)	(590)
Amortization of net actuarial gain (loss)	49	29
Amortization of prior service credit	262	262
Total	$ (2,092)	$ (299)